FINANCIAL INSTRUMENTS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Statement [Line Items]
Accounts payable and accrued liabilities	$ 2,224,000	$ 2,068,000
Amounts due to related parties	179,000	$ 154,000
Financial Instruments [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	2,224,000
Amounts due to related parties	179,000
Minimum rental and lease payments	178,000
Term facility	840,000
Finance lease obligations	362,000
Total	3,783,000
Less Than One Year [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	2,224,000
Amounts due to related parties	179,000
Minimum rental and lease payments	162,000
Term facility	840,000
Finance lease obligations	103,000
Total	3,508,000
Later Than Five Years [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0
Amounts due to related parties	0
Minimum rental and lease payments	2,000
Term facility	0
Finance lease obligations	0
Total	2,000
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0
Amounts due to related parties	0
Minimum rental and lease payments	14,000
Term facility	0
Finance lease obligations	259,000
Total	$ 273,000